Shareholder Report, Holdings (Details)	Jul. 31, 2024
Return Stacked(R) Bonds & Managed Futures ETF | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Return Stacked(R) Bonds & Managed Futures ETF | U.S. Treasury 5 Year Note Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Return Stacked(R) Bonds & Managed Futures ETF | Natural Gas Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) Bonds & Managed Futures ETF | U.S. Treasury Long Bonds Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Managed Futures ETF | FTSE 100 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Managed Futures ETF | S&P/Toronto Stock Exchange 60 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Managed Futures ETF | Gold Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Managed Futures ETF | Long Gilt Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Return Stacked(R) Bonds & Managed Futures ETF | Crude Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Return Stacked(R) Bonds & Managed Futures ETF | Euro/US Dollar Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Return Stacked(R) Bonds & Managed Futures ETF | Open Futures Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Managed Futures ETF | Open Futures Contracts Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Return Stacked(R) Bonds & Managed Futures ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Return Stacked(R) Bonds & Managed Futures ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
Return Stacked Global Stocks & Bonds ETF | U.S. Treasury 5 Year Note Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked Global Stocks & Bonds ETF | U.S. Treasury Long Bonds Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Return Stacked Global Stocks & Bonds ETF | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Return Stacked Global Stocks & Bonds ETF | Vanguard Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Return Stacked Global Stocks & Bonds ETF | U.S. Treasury 10 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Return Stacked Global Stocks & Bonds ETF | U.S. Treasury 2 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked Global Stocks & Bonds ETF | S&P 500 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked Global Stocks & Bonds ETF | Open Futures Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Return Stacked Global Stocks & Bonds ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
Return Stacked Global Stocks & Bonds ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Natural Gas Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | S&P/Toronto Stock Exchange 60 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Long Gilt Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | S&P 500 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.50%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Canadian Dollar/US Dollar Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Copper Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Brent Crude Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Low Sulphur Gas Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Euro STOXX 50 Quanto Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Open Futures Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Open Futures Contracts Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.50%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | U.S. Treasury 5 Year Note Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Natural Gas Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | U.S. Treasury Long Bonds Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | FTSE 100 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | S&P/Toronto Stock Exchange 60 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Gold Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Long Gilt Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Crude Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Euro/US Dollar Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Open Futures Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Open Futures Contracts Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%